UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	May 13, 1999

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]   	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		134
Form 13F Information Table Value Total:		$149,340

List of Other Included Managers:	n/a







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
-
AT & T Corp.                   COM              001957109     2206    27635 SH       SOLE                    27635
Abbott Laboratories            COM              002824100      735    15700 SH       SOLE                    15700
Air Touch Communications Inc.  COM              00949T100      338     3501 SH       SOLE
3501
Alza Corp.                     COM              022615108     1339    35000 SH       SOLE                    34000
1000
American Express               COM              025816109     1473    12510 SH       SOLE                    12510
Ameritech Corp.                COM              030954101      837    14532 SH       SOLE                    14532
Applied Materials              COM              038222105      431     6985 SH       SOLE                     6985
Atlantic Richfield Co.         COM              048825103      491     6708 SH       SOLE                     6708
AvalonBay Communities (formerl COM              072012107      322    10100 SH       SOLE
10100
Avista (formerly Washington Wa COM              940688104      247    15200 SH       SOLE
15100               100
BP Amoco p.l.c. ADR            COM              055622104     1093    10824 SH       SOLE                    10824
BRE Properties                 COM              05564E106     1165    51500 SH       SOLE                    50500
1000
Baker, Fentress                COM              057213100      526    34900 SH       SOLE                    34200
700
Bancwest Corp. (formerly First COM              320506108      306     7200 SH       SOLE                     7200
Bank of America Corporation    COM              06605f102     1922    27213 SH       SOLE
27213
Bankers Trust N.Y.             COM              066365107     2325    26350 SH       SOLE                    26300
50
Bell Atlantic Corp.            COM              077853109     1361    26331 SH       SOLE                    26179
152
BellSouth Corp.                COM              079860102      647    16156 SH       SOLE                    16156
Berkshire Hathaway Inc. Class  COM              084670207     1213      516 SH       SOLE                      516
Boeing Co.                     COM              097023105      963    28325 SH       SOLE                    28325
British Telecom ADR            COM              111021408     1034     6300 SH       SOLE                     6300
CSX Corp.                      COM              126408103      537    13798 SH       SOLE                    13798
Cabot Industrial               COM              127072106      949    50300 SH       SOLE                    49000
1300
Castle & Cooke, Inc.           COM              148433105      275    20598 SH       SOLE                    20598
Catellus Developement          COM              149111106     1278    95529 SH       SOLE                    93529
2000
Chase Manhattan Corp.          COM              16161A108      316     3884 SH       SOLE                     3884
Chemed Corp.                   COM              163596109      501    19455 SH       SOLE                    19355
100
Chevron Corp.                  COM              166751107     2613    29443 SH       SOLE                    29443
Cisco Systems                  COM              17275R102      290     2650 SH       SOLE                     2650
Citigroup                      COM              172967101     2183    34169 SH       SOLE                    34169
Coca-Cola                      COM              191216100      203     3300 SH       SOLE                     3300
Crescent Real Estate           COM              225756105     1099    51100 SH       SOLE                    50900
200
Cross, A.T.                    COM              227478104      104    14200 SH       SOLE                    14200
Delta Air Lines                COM              247361108     2412    34700 SH       SOLE                    34500
200
Deluxe Corp.                   COM              248019101      536    18410 SH       SOLE                    18310
100
Disney (Walt) Holding Co.      COM              254687106      526    16900 SH       SOLE                    16900
Docucorp International, Inc.   COM              255911109       74    14080 SH       SOLE                    14080
Du Pont                        COM              263534109      237     4080 SH       SOLE                     4080
Duff & Phelps                  COM              264324104      673    62590 SH       SOLE                    62590
Duke Realty Inv.               COM              264411505      645    30000 SH       SOLE                    29000
1000
Eastman Chemical Company       COM              277432100      246     5850 SH       SOLE                     5850
Eastman Kodak                  COM              277461109      370     5800 SH       SOLE                     5800
Edison International (formerly COM              281020107      294    13202 SH       SOLE                    13202
Edper Brascan Corp.            COM              280905803     1019    85800 SH       SOLE                    84250
1550
Emerson Electric               COM              291011104     1030    19450 SH       SOLE                    19450
Enron Corp.                    COM              293561106     1494    23250 SH       SOLE                    23150
100
Equity Residential Properties  COM              29476l107      984    23843 SH       SOLE                    23525
318
Exxon                          COM              302290101     2231    31611 SH       SOLE                    31611
FelCor Lodging Trust           COM              314305103      417    18000 SH       SOLE                    18000
First Australia Fund           COM              318652104      190    25775 SH       SOLE                    25775
First Australia Prime          COM              318653102      613   100123 SH       SOLE                   100123
First Union Corp.              COM              337358105      802    15000 SH       SOLE                    15000
First Union Real Estate Eq. SB COM              337400105      144    32900 SH       SOLE                    32900
Ford Motor                     COM              345370100     3136    55325 SH       SOLE                    54925
400
Four Seasons Hotels            COM              35100e104      576    13800 SH       SOLE                    13800
Freemont General Corp.         COM              357288109      604    31700 SH       SOLE                    31700
GTE Corp.                      COM              362320103      709    11711 SH       SOLE                    11711
Genentech Callable Putable Com COM              368710307     1928    21750 SH       SOLE
21450               300
General Electric               COM              369604103     1617    14616 SH       SOLE                    14616
Georgia Pacific Timber Group   COM              373298702      352    15700 SH       SOLE
15500               200
Heinz (H.J.)                   COM              423074103      910    19200 SH       SOLE                    18900
300
Hershey Foods                  COM              427866108      510     9100 SH       SOLE                     9100
Hewlett-Packard                COM              428236103     2223    32787 SH       SOLE                    32787
Hilton Hotels                  COM              432848109      630    44800 SH       SOLE                    44400
400
Homestake Mining               COM              437614100      673    78000 SH       SOLE                    77000
1000
Intel Corp.                    COM              458140100     2492    20965 SH       SOLE                    20965
International Business Machine COM              459200101     2858    16122 SH       SOLE
16122
Kaufman & Broad Home           COM              486168107      398    17650 SH       SOLE                    17650
Kimberly-Clark                 COM              494368103      270     5633 SH       SOLE                     5633
King World Productions         COM              495667107      617    20200 SH       SOLE                    20200
Lehman Brothers Holdings Inc.  COM              524908100      603    10100 SH       SOLE
10100
Lilly, Eli                     COM              532457108     2151    25348 SH       SOLE                    25348
Loews Corp.                    COM              540424108      526     7050 SH       SOLE                     6950
100
Loral Space and Communications COM              G56462107      418    28918 SH       SOLE
28918
Lucent Technologies            COM              549463107     1337    12378 SH       SOLE                    12378
Merck & Co.                    COM              589331107     2836    35400 SH       SOLE                    35400
Mexico Fund                    COM              592835102      229    15054 SH       SOLE                    15054
Mobil Corp.                    COM              607059102      427     4856 SH       SOLE                     4856
Moet Hennessy Louis Vuitton AD COM              502441207     1358    27650 SH       SOLE
27550               100
Monsanto                       COM              611662107      423     9200 SH       SOLE                     9200
Morgan (J.P.)                  COM              616880100     3269    26500 SH       SOLE                    26500
Motorola Inc.                  COM              620076109     1117    15250 SH       SOLE                    15250
New Plan Excel Realty Trust    COM              648053106      729    38000 SH       SOLE                    38000
Newell Co.                     COM              651229106      292     6138 SH       SOLE                     6138
Newmont Mining                 COM              651639106      638    36441 SH       SOLE                    36441
Norfolk Southern               COM              655844108      390    14800 SH       SOLE                    14800
Norsk Hydro A.S. ADS           COM              656531605      384     9500 SH       SOLE                     9500
Novell Inc.                    COM              670006105      207     8207 SH       SOLE                     8207
Oracle Corp.                   COM              68389X105     2524    95705 SH       SOLE                    95705
PACCAR Inc.                    COM              693718108     1532    37200 SH       SOLE                    36800
400
PG&E Corporation               COM              69331C108     1523    49040 SH       SOLE                    49040
PacifiCorp                     COM              695114108      368    21308 SH       SOLE                    21308
Pacific Century Financial Corp COM              694058108      211    10098 SH       SOLE                    10098
Park Place Entertainment       COM              700690100      339    44800 SH       SOLE                    44400
400
Pepsico Inc.                   COM              713448108     2631    67127 SH       SOLE                    66827
300
Pfizer Inc.                    COM              717081103      361     2600 SH       SOLE                     2600
Philip Morris Cos.             COM              718154107      241     6855 SH       SOLE                     6855
Premark International          COM              740459102      991    30100 SH       SOLE                    29700
400
Procter & Gamble               COM              742718109    20400   208297 SH       SOLE                   208297
Rhone-Poulenc ADR              COM              762426609     1237    28106 SH       SOLE                    27800
306
Royal Caribbean Cruises        COM              V7780T103      655    16800 SH       SOLE                    16800
Royal Dutch Petroleum          COM              780257804      290     5574 SH       SOLE                     5574
SBC Communications             COM              78387G103     2883    61091 SH       SOLE                    60361
730
Safeguard Scientifics          COM              786449108     4927    73000 SH       SOLE                    73000
Saks Inc.                      COM              79377w108     1271    48872 SH       SOLE                    48462
410
SanDisk Corp.                  COM              80004C101      238     9000 SH       SOLE                     9000
Sara Lee                       COM              803111103     1713    69200 SH       SOLE                    68700
500
Schering Plough                COM              806605101      592    10708 SH       SOLE                    10708
Schwab (Charles) Corp.         COM              808513105     5346    55613 SH       SOLE                    54938
675
Sears, Roebuck                 COM              812387108     1478    32713 SH       SOLE                    32513
200
Security Capital Group, Class  COM              8143P2041      167    12500 SH       SOLE                    12500
Sony Corp.                     COM              835699307      516     5650 SH       SOLE                     5650
Sotheby's Holdings Class 'A'   COM              835898107      418    12900 SH       SOLE                    12900
South Africa Fund              COM              842157109      120    11000 SH       SOLE                    10500
500
Spieker Properties             COM              848497103      603    17100 SH       SOLE                    16900
200
Starwood Hotels & Resorts Worl COM              855905204      551    19300 SH       SOLE
19000               300
Sun Microsystems Inc.          COM              866810104      213     1702 SH       SOLE                     1702
TRW Inc.                       COM              872649108      593    13032 SH       SOLE                    13032
Tellabs, Inc.(formerly Coheren COM              879664100      650     6648 SH       SOLE                     6648
Texaco, Inc.                   COM              881694103     2366    41699 SH       SOLE                    41699
Trizec Hahn Corp. (formerly Ho COM              896938107      295    16000 SH       SOLE
16000
Union Pacific Corp.            COM              907818108      387     7250 SH       SOLE                     7250
United Airlines                COM              902549500      802    10300 SH       SOLE                    10300
United Dominion Realty Trust   COM              910197102      111    10800 SH       SOLE
10800
United Technologies            COM              913017109      542     4000 SH       SOLE                     4000
Volvo AB 'B' ADR               COM              928856400      914    35400 SH       SOLE                    34700
700
Warner-Lambert                 COM              934488107      238     3600 SH       SOLE                     3600
Webb (Del) Corporation         COM              947423109     1074    49500 SH       SOLE                    49000
500
WorldCom Inc.                  COM              55268b106     1688    19063 SH       SOLE                    19063
BankAmerica Capital IV Pfd. Y  PFD              066044207      279    11200 SH       SOLE                    11200
Chase Capital IV 7.34% Series  PFD              16147N208      411    16300 SH       SOLE                    16300
Royal Bank Scotland Pfd. B     PFD              780097309      279    10600 SH       SOLE                    10600
Sears Roebuck Pref'd Senior No PFD              812404200      276    11000 SH       SOLE                    11000
Alza warrants                  WT               022615157        2    12060 SH       SOLE                    12060